UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2004

Item 1. Reports to Stockholders

Fidelity® Advisor

Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns may reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.75% sales charge) A	7.09%	13.56%	13.41%
Class T (incl. 3.50% sales charge)	8.42%	13.75%	13.48%
Class B (incl. contingent deferred sales charge) B	6.56%	13.56%	13.41%
Class C (incl. contingent deferred sales charge) C	10.53%	13.71%	13.10%

A Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on September 3, 1996. Returns prior to September 3, 1996 are those of Class T and reflect a 0.25% 12b-1 fee.

B Class B shares' contingent deferred sales charges included in the past one year, past five year and past 10 year total return figures are 5%, 2% and 0%, respectively.

C Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on November 3, 1997. Returns prior to November 3, 1997 are those of Class B and reflect a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Had Class C shares' 12b-1 fee been reflected, returns from January 1, 1996 through November 3, 1997 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0% and 0%, respectively.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Class T on December 31, 1994, and the current 3.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Carlson, Portfolio Manager of Fidelity® Advisor Emerging Markets Income Fund

Emerging-markets debt - as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global - posted its third consecutive year of double-digit advances for the 12-month period ending December 31, 2004, gaining 11.73%. On a longer-term basis, the benchmark has landed in positive territory in nine of the past 10 years, with an average annual return of 14.49%. In 2004, emerging debt markets were paced by strong local economies, low interest rates and a weak U.S. dollar. They also benefited from heavy demand for oil and other commodities from China. Many emerging markets are rich in natural resources, including oil, and the record-high prices for the commodity were a significant contributor to their solid overall performance. On an individual country level, a number of the smallest positions in the index, including Uruguay, the Dominican Republic, Ecuador and Indonesia, had returns in excess of 20%. Venezuela also did well, gaining roughly 23%. Some of the largest country weightings lagged the benchmark's overall return, including Russia, Mexico and Turkey.

For the year that ended December 31, 2004, Fidelity Advisor Emerging Markets Income Fund's Class A, Class T, Class B and Class C shares posted gains of 12.44%, 12.35%, 11.56% and 11.53%, respectively, roughly in line with J.P. Morgan EMBI Global and the LipperSM Emerging Markets Debt Funds Average, which returned 12.33%. Ample access to capital and low global interest rates, combined with continued investor comfort with risk, created a supportive environment for emerging-markets debt securities in 2004. Positive sentiment was further reinforced by the strongest growth in years by the emerging-markets economies. Relative to the index, the fund's overweighted position and security selection in Argentina helped performance, as did being underweighted in Mexico. Elsewhere, security selection in Turkey made a sizable contribution to performance. Conversely, the fund's overweighting in the Dominican Republic in the first half of 2004 hurt performance. While the fund averaged a neutral market weighting in Colombia and the Philippines relative to the index, unfavorable security selection in each country detracted from performance.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Class A
Actual	$ 1,000.00	$ 1,158.90	$ 7.27 **
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.80 **
Class T
Actual	$ 1,000.00	$ 1,159.80	$ 7.76 **
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 7.25 **
Class B
Actual	$ 1,000.00	$ 1,155.30	$ 11.49 **
HypotheticalA	$ 1,000.00	$ 1,014.48	$ 10.74 **
Class C
Actual	$ 1,000.00	$ 1,154.40	$ 11.81 **
HypotheticalA	$ 1,000.00	$ 1,014.18	$ 11.04 **
Institutional Class
Actual	$ 1,000.00	$ 1,161.40	$ 5.60 **
HypotheticalA	$ 1,000.00	$ 1,019.96	$ 5.23 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.34% **
Class T	1.43% **
Class B	2.12% **
Class C	2.18% **
Institutional Class	1.03% **

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Annual Report

	Annualized Expense Ratio	Expenses Paid
Class A	1.10%
Actual		$ 5.97
HypotheticalA		$ 5.58
Class T	1.20%
Actual		$ 6.52
HypotheticalA		$ 6.09
Class B	1.85%
Actual		$ 10.03
HypotheticalA		$ 9.37
Class C	1.95%
Actual		$ 10.57
HypotheticalA		$ 9.88
Institutional Class	0.95%
Actual		$ 5.16
HypotheticalA		$ 4.82

A 5% return per year before expenses

Annual Report

Investment Changes

Top Five Countries as of December 31, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russia	15.0	14.7
Brazil	14.7	19.8
Venezuela	12.2	7.9
Mexico	10.3	12.0
Argentina	5.3	5.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	14.5	19.1
Venezuelan Republic	12.2	7.9
Russian Federation	11.3	11.1
United Mexican States	10.3	10.7
Argentine Republic	4.8	4.1
	53.1
Asset Allocation (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
Corporate Bonds 9.4%	Corporate Bonds 15.2%
Government Obligations 74.4%	Government Obligations 80.8%
Stocks 0.3%	Stocks 0.0%
Other Investments 0.0%	Other Investments 0.5%
Short-Term Investments and Net Other Assets 15.9%	Short-Term Investments and Net Other Assets 3.5%

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.4%
		Principal Amount (d)	Value (Note 1)
Argentina - 0.5%
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		$ 420,000	$ 432,600
Telefonica de Argentina SA 9.125% 11/7/10		420,000	442,050
TOTAL ARGENTINA			874,650
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (f)		365,000	406,063
Brazil - 0.2%
Braskem SA 11.75% 1/22/14 (f)		360,000	423,000
Cayman Islands - 0.3%
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		400,000	428,000
Germany - 0.6%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (f)		250,000	306,250
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (f)		800,000	798,000
TOTAL GERMANY			1,104,250
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	74,100
0% 7/5/01 (Reg. S) (c)		445,000	26,700
TOTAL INDONESIA			100,800
Luxembourg - 0.7%
Millicom International Cellular SA 10% 12/1/13 (f)		1,140,000	1,191,300
Malaysia - 3.1%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		1,610,000	1,961,181
Petronas Capital Ltd.:
7% 5/22/12		2,210,000	2,534,594
7.875% 5/22/22 (Reg. S)		710,000	881,731
TOTAL MALAYSIA			5,377,506
Russia - 3.7%
OAO Gazprom:
9.625% 3/1/13		4,320,000	5,119,200
10.5% 10/21/09		1,060,000	1,261,400
TOTAL RUSSIA			6,380,600
TOTAL NONCONVERTIBLE BONDS (Cost $17,088,651)			16,286,169
Government Obligations - 76.5%
		Principal Amount (d)	Value (Note 1)
Argentina - 4.8%
Argentine Republic:
BOCON:
4/1/07 February 2002 coupon (c)(i)		$ 620,000	$ 209
4/1/07 January 2002 coupon (c)(i)		620,000	209
4/1/07 March 2002 coupon (c)(i)		620,000	209
2% 4/1/07 (c)(g)		436,116	93,000
Brady:
discount 3.4425% 3/31/23 (c)(g)		1,395,000	784,688
par L-GP 6% 3/31/23 (c)		2,525,000	1,414,000
3% 3/29/05 (c)(g)		1,528,800	485,394
1.98% 8/3/12 (g)		780,000	658,980
9.75% 9/19/27 (c)		2,450,000	808,500
11.375% 3/15/10 (c)		1,400,000	476,000
11.375% 1/30/17 (c)		1,440,000	489,600
11.75% 4/7/09 (c)		1,396,000	474,640
11.75% 6/15/15 (c)		1,689,000	574,260
12% 6/19/31 (c)		1,499,900	494,967
12.25% 6/19/18 (c)		1,623,713	535,825
12.375% 2/21/12 (c)		880,000	299,200
15.5% 12/19/08 (c)		1,970,000	645,175
100.744% 4/10/05 (c)(g)		245,000	95,550
TOTAL ARGENTINA			8,330,406
Brazil - 14.5%
Brazilian Federative Republic:
Brady debt conversion bond 3.125% 4/15/12 (g)		1,530,887	1,461,997
8.25% 1/20/34		2,630,000	2,558,990
8.2988% 6/29/09 (g)		735,000	869,138
8.875% 4/15/24		2,175,000	2,253,300
10.25% 6/17/13		2,815,000	3,332,960
10.5% 7/14/14		2,830,000	3,359,210
11% 1/11/12		2,690,000	3,268,350
11% 8/17/40		2,785,000	3,305,795
12% 4/15/10		1,390,000	1,720,125
12.75% 1/15/20		935,000	1,265,990
14.5% 10/15/09		1,290,000	1,720,860
TOTAL BRAZIL			25,116,715
Colombia - 3.0%
Colombian Republic:
8.125% 5/21/24		360,000	351,000
9.75% 4/9/11		518,494	594,453
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Colombia - continued
Colombian Republic: - continued
10% 1/23/12		$ 580,000	$ 668,160
10.375% 1/28/33		445,000	516,200
10.75% 1/15/13		745,000	892,138
11.75% 2/25/20		1,679,000	2,157,515
TOTAL COLOMBIA			5,179,466
Dominican Republic - 0.5%
Dominican Republic:
9.04% 1/23/13 (f)		495,000	414,563
9.5% 9/27/06 (Reg. S)		430,000	404,200
TOTAL DOMINICAN REPUBLIC			818,763
Ecuador - 1.4%
Ecuador Republic:
8% 8/15/30 (Reg. S) (e)		1,521,000	1,314,144
12% 11/15/12 (f)		239,000	244,975
12% 11/15/12 (Reg. S)		920,000	943,000
TOTAL ECUADOR			2,502,119
Egypt - 0.1%
Arab Republic 10.9485% 2/15/05	EGP	1,475,000	239,382
Ivory Coast - 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		1,097,250	194,762
FLIRB 2% 3/29/18 (Reg. S) (c)(g)		1,100,000	189,750
TOTAL IVORY COAST			384,512
Lebanon - 1.3%
Lebanese Republic:
5.88% 11/30/09 (f)(g)		900,000	895,500
11.625% 5/11/16 (Reg. S)		1,215,000	1,403,325
TOTAL LEBANON			2,298,825
Mexico - 10.3%
United Mexican States:
5.875% 1/15/14		1,680,000	1,721,160
6.375% 1/16/13		3,145,000	3,349,425
6.625% 3/3/15		785,000	843,090
6.75% 9/27/34		5,475,000	5,406,563
7.5% 4/8/33		2,055,000	2,219,400
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Mexico - continued
United Mexican States: - continued
8.125% 12/30/19		$ 1,495,000	$ 1,760,363
11.375% 9/15/16		829,000	1,220,703
11.5% 5/15/26		845,000	1,292,850
TOTAL MEXICO			17,813,554
Nigeria - 0.0%
Central Bank of Nigeria warrants 11/15/20 (a)(h)		750	750
Panama - 1.7%
Panamanian Republic:
7.25% 3/15/15		690,000	717,600
8.875% 9/30/27		845,000	937,950
9.375% 7/23/12		350,000	413,875
9.625% 2/8/11		685,000	811,725
TOTAL PANAMA			2,881,150
Peru - 4.5%
Peruvian Republic:
8.375% 5/3/16		790,000	884,800
8.75% 11/21/33		400,000	437,000
9.125% 2/21/12		1,810,000	2,113,175
9.875% 2/6/15		1,740,000	2,148,900
euro Brady past due interest 5% 3/7/17 (g)		2,301,200	2,209,152
TOTAL PERU			7,793,027
Philippines - 4.8%
Philippine Republic:
8.25% 1/15/14		455,000	444,763
8.375% 2/15/11		3,630,000	3,648,150
8.875% 3/17/15		2,135,000	2,135,000
9% 2/15/13		485,000	494,700
10.625% 3/16/25		1,430,000	1,531,888
TOTAL PHILIPPINES			8,254,501
Poland - 0.2%
Polish Government 0% 8/12/06	PLN	1,420,000	426,212
Russia - 11.3%
Russian Federation:
5% 3/31/30 (e)(f)		2,695,000	2,779,219
5% 3/31/30 (Reg. S) (e)		10,030,000	10,343,429
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Russia - continued
Russian Federation: - continued
11% 7/24/18 (Reg. S)		$ 2,232,000	$ 3,102,480
12.75% 6/24/28 (Reg. S)		2,024,000	3,309,240
TOTAL RUSSIA			19,534,368
Turkey - 4.5%
Turkish Republic:
11% 1/14/13		1,345,000	1,711,513
11.5% 1/23/12		1,300,000	1,673,750
11.875% 1/15/30		625,000	902,344
19.9997% 8/10/05	TRL	5,400,000,000,000	3,577,994
TOTAL TURKEY			7,865,601
Uruguay - 1.2%
Uruguay Republic:
7.25% 2/15/11		690,000	683,100
7.5% 3/15/15		740,000	721,500
7.875% 1/15/33 pay-in-kind		665,884	589,307
TOTAL URUGUAY			1,993,907
Venezuela - 12.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		4,005	40,050
3.09% 4/20/11 (g)		4,750,000	4,322,500
5.375% 8/7/10		890,000	835,710
7% 12/1/18 (Reg. S)		1,340,000	1,223,420
8.5% 10/8/14		3,065,000	3,245,835
9.25% 9/15/27		3,205,000	3,381,275
9.375% 1/13/34		805,000	851,690
10.75% 9/19/13		4,090,000	4,892,663
13.625% 8/15/18		1,550,000	2,096,376
euro Brady debt conversion bond 3.625% 12/18/07 (g)		285,700	284,272
TOTAL VENEZUELA			21,173,791
TOTAL GOVERNMENT OBLIGATIONS (Cost $123,852,267)			132,607,049
Common Stocks - 0.3%
		Shares	Value (Note 1)
Bermuda - 0.3%
APP China Group Ltd. (Cost $519,724)		11,376	$ 557,424
Money Market Funds - 13.3%

Fidelity Cash Central Fund, 2.24% (b) (Cost $23,032,946)		23,032,946	23,032,946
Purchased Options - 0.0%
	Expiration Date/Strike Price	Underlying Face Amount
United States of America - 0.0%
JPMorgan Call Option on $9,403,257 notional amount of Brazilian Federative Republic Brady capitalization bond 8% 4/15/14 (Cost $33,852)	January 2005/ $101.75	$ 9,627,055	59,241
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $164,527,440)	172,542,829
NET OTHER ASSETS - 0.5%	862,221
NET ASSETS - 100%	$ 173,405,050
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
PLN	-	Polish zloty (new)
TRL	-	Turkish lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,960,970 or 4.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA, AA, A	3.3%
BBB	21.6%
BB	18.1%
B	33.1%
CCC, CC, C	6.7%
Not Rated	1.0%
Equities	0.3%
Other Investments	0.0%
Short-Term Investments and Net Other Assets	15.9%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information
The Fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $4,316,000, or, if different, the net capital gain of such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets
Investment in securities, at value (cost $164,527,440) - See accompanying schedule		$ 172,542,829
Cash		216,361
Receivable for investments sold		11,907
Receivable for fund shares sold		271,009
Interest receivable		3,046,002
Prepaid expenses		602
Other affiliated receivables		176
Total assets		176,088,886

Liabilities
Payable for investments purchased	$ 1,543,283
Payable for fund shares redeemed	625,287
Distributions payable	217,123
Accrued management fee	96,819
Distribution fees payable	54,548
Other affiliated payables	47,254
Other payables and accrued expenses	99,522
Total liabilities		2,683,836

Net Assets		$ 173,405,050
Net Assets consist of:
Paid in capital		$ 158,991,067
Undistributed net investment income		1,636,710
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,758,508
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,018,765
Net Assets		$ 173,405,050

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,853,523 ÷ 2,372,455 shares)	$ 12.16

Maximum offering price per share (100/95.25 of $12.16)	$ 12.77
Class T: Net Asset Value and redemption price per share ($89,784,288 ÷ 7,398,236 shares)	$ 12.14

Maximum offering price per share (100/96.50 of $12.14)	$ 12.58
Class B: Net Asset Value and offering price per share ($27,237,733 ÷ 2,225,387 shares) A	$ 12.24

Class C: Net Asset Value and offering price per share ($14,605,825 ÷ 1,196,385 shares) A	$ 12.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,923,681 ÷ 1,073,151 shares)	$ 12.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends		$ 939
Interest		11,749,154
Total income		11,750,093

Expenses
Management fee	$ 1,102,769
Transfer agent fees	483,016
Distribution fees	637,549
Accounting fees and expenses	89,793
Non-interested trustees' compensation	891
Custodian fees and expenses	61,873
Registration fees	79,493
Audit	63,042
Legal	16,491
Miscellaneous	39,112
Total expenses before reductions	2,574,029
Expense reductions	(2,544)	2,571,485
Net investment income		9,178,608
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,181,107
Foreign currency transactions	(9,709)
Total net realized gain (loss)		9,171,398
Change in net unrealized appreciation (depreciation) on: Investment securities	(571,982)
Assets and liabilities in foreign currencies	3,370
Total change in net unrealized appreciation (depreciation)		(568,612)
Net gain (loss)		8,602,786
Net increase (decrease) in net assets resulting from operations		$ 17,781,394

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,178,608	$ 9,626,923
Net realized gain (loss)	9,171,398	24,059,578
Change in net unrealized appreciation (depreciation)	(568,612)	1,234,998
Net increase (decrease) in net assets resulting from operations	17,781,394	34,921,499
Distributions to shareholders from net investment income	(9,584,714)	(10,257,470)
Distributions to shareholders from net realized gain	(3,077,366)	-
Total distributions	(12,662,080)	(10,257,470)
Share transactions - net increase (decrease)	5,067,659	31,529,048
Redemption fees	22,324	-
Total increase (decrease) in net assets	10,209,297	56,193,077

Net Assets
Beginning of period	163,195,753	107,002,676
End of period (including undistributed net investment income of $1,636,710 and undistributed net investment income of $1,663,542, respectively)	$ 173,405,050	$ 163,195,753

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 9.67	$ 9.37	$ 9.81	$ 9.68
Income from Investment Operations
Net investment income C	.683	.802	.714 F	1.030 E, F	.899
Net realized and unrealized gain (loss)	.707	2.064	.348 F	(.431) E, F	.391
Total from investment operations	1.390	2.866	1.062	.599	1.290
Distributions from net investment income	(.712)	(.836)	(.762)	(1.039)	(.947)
Distributions in excess of net investment income	-	-	-	-	(.213)
Distributions from net realized gain	(.220)	-	-	-	-
Total distributions	(.932)	(.836)	(.762)	(1.039)	(1.160)
Redemption fees added to paid in capital C	.002	-	-	-	-
Net asset value, end of period	$ 12.16	$ 11.70	$ 9.67	$ 9.37	$ 9.81
Total Return A, B	12.44%	30.43%	11.80%	6.35%	13.69%
Ratios to Average Net Assets D
Expenses before expense reductions	1.34%	1.32%	1.36%	1.45%	1.41%
Expenses net of voluntary waivers, if any	1.34%	1.32%	1.36%	1.40%	1.40%
Expenses net of all reductions	1.34%	1.32%	1.35%	1.40%	1.39%
Net investment income	5.86%	7.31%	7.56% F	10.66% E,F	8.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,854	$ 26,787	$ 13,920	$ 7,601	$ 6,010
Portfolio turnover rate	238%	260%	222%	271%	293%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.17% and 11.39% to 7.56% and 10.66%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 9.66	$ 9.36	$ 9.80	$ 9.67
Income from Investment Operations
Net investment income C	.670	.787	.706 F	1.024 E, F	.899
Net realized and unrealized gain (loss)	.708	2.057	.346 F	(.435) E, F	.385
Total from investment operations	1.378	2.844	1.052	.589	1.284
Distributions from net investment income	(.700)	(.824)	(.752)	(1.029)	(.942)
Distributions in excess of net investment income	-	-	-	-	(.212)
Distributions from net realized gain	(.220)	-	-	-	-
Total distributions	(.920)	(.824)	(.752)	(1.029)	(1.154)
Redemption fees added to paid in capital C	.002	-	-	-	-
Net asset value, end of period	$ 12.14	$ 11.68	$ 9.66	$ 9.36	$ 9.80
Total Return A, B	12.35%	30.22%	11.70%	6.25%	13.64%
Ratios to Average Net Assets D
Expenses before expense reductions	1.44%	1.43%	1.47%	1.53%	1.46%
Expenses net of voluntary waivers, if any	1.44%	1.43%	1.47%	1.50%	1.46%
Expenses net of all reductions	1.44%	1.43%	1.46%	1.50%	1.45%
Net investment income	5.76%	7.20%	7.46% F	10.56% E, F	8.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,784	$ 82,811	$ 57,154	$ 46,740	$ 49,125
Portfolio turnover rate	238%	260%	222%	271%	293%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.06% and 11.29% to 7.46% and 10.56%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 9.73	$ 9.42	$ 9.85	$ 9.72
Income from Investment Operations
Net investment income C	.595	.719	.646 F	.968 E, F	.835
Net realized and unrealized gain (loss)	.712	2.071	.352 F	(.433) E, F	.383
Total from investment operations	1.307	2.790	.998	.535	1.218
Distributions from net investment income	(.619)	(.750)	(.688)	(.965)	(.888)
Distributions in excess of net investment income	-	-	-	-	(.200)
Distributions from net realized gain	(.220)	-	-	-	-
Total distributions	(.839)	(.750)	(.688)	(.965)	(1.088)
Redemption fees added to paid in capital C	.002	-	-	-	-
Net asset value, end of period	$ 12.24	$ 11.77	$ 9.73	$ 9.42	$ 9.85
Total Return A, B	11.56%	29.34%	10.99%	5.62%	12.83%
Ratios to Average Net Assets D
Expenses before expense reductions	2.13%	2.09%	2.13%	2.22%	2.14%
Expenses net of voluntary waivers, if any	2.13%	2.09%	2.13%	2.15%	2.14%
Expenses net of all reductions	2.13%	2.09%	2.12%	2.15%	2.12%
Net investment income	5.07%	6.53%	6.79% F	9.91% E, F	8.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,238	$ 30,088	$ 20,903	$ 15,736	$ 18,637
Portfolio turnover rate	238%	260%	222%	271%	293%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.39% and 10.64% to 6.79% and 9.91%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 9.71	$ 9.40	$ 9.84	$ 9.70
Income from Investment Operations
Net investment income C	.585	.709	.633 F	.954 E, F	.821
Net realized and unrealized gain (loss)	.715	2.060	.355 F	(.438) E, F	.395
Total from investment operations	1.300	2.769	.988	.516	1.216
Distributions from net investment income	(.612)	(.739)	(.678)	(.956)	(.878)
Distributions in excess of net investment income	-	-	-	-	(.198)
Distributions from net realized gain	(.220)	-	-	-	-
Total distributions	(.832)	(.739)	(.678)	(.956)	(1.076)
Redemption fees added to paid in capital C	.002	-	-	-	-
Net asset value, end of period	$ 12.21	$ 11.74	$ 9.71	$ 9.40	$ 9.84
Total Return A, B	11.53%	29.18%	10.90%	5.43%	12.84%
Ratios to Average Net Assets D
Expenses before expense reductions	2.19%	2.19%	2.24%	2.32%	2.25%
Expenses net of voluntary waivers, if any	2.19%	2.19%	2.24%	2.25%	2.25%
Expenses net of all reductions	2.19%	2.19%	2.23%	2.25%	2.24%
Net investment income	5.01%	6.43%	6.69% F	9.81% E, F	8.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,606	$ 12,516	$ 6,641	$ 3,411	$ 3,157
Portfolio turnover rate	238%	260%	222%	271%	293%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.29% and 10.54% to 6.69% and 9.81%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 9.60	$ 9.30	$ 9.75	$ 9.62
Income from Investment Operations
Net investment income B	.712	.820	.736 E	1.048 D, E	.928
Net realized and unrealized gain (loss)	.694	2.045	.352 E	(.437) D, E	.392
Total from investment operations	1.406	2.865	1.088	.611	1.320
Distributions from net investment income	(.748)	(.865)	(.788)	(1.061)	(.972)
Distributions in excess of net investment income	-	-	-	-	(.218)
Distributions from net realized gain	(.220)	-	-	-	-
Total distributions	(.968)	(.865)	(.788)	(1.061)	(1.190)
Redemption fees added to paid in capital B	.002	-	-	-	-
Net asset value, end of period	$ 12.04	$ 11.60	$ 9.60	$ 9.30	$ 9.75
Total Return A	12.72%	30.69%	12.21%	6.53%	14.11%
Ratios to Average Net Assets C
Expenses before expense reductions	1.03%	1.06%	1.09%	1.17%	1.12%
Expenses net of voluntary waivers, if any	1.03%	1.06%	1.09%	1.17%	1.12%
Expenses net of all reductions	1.03%	1.06%	1.08%	1.17%	1.11%
Net investment income	6.17%	7.56%	7.83% E	10.89% D, E	9.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,924	$ 10,993	$ 8,386	$ 7,028	$ 6,754
Portfolio turnover rate	238%	260%	222%	271%	293%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.44% and 11.62% to 7.83% and 10.89%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

1. Significant Accounting Policies - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 10,933,387
Unrealized depreciation	(2,213,355)
Net unrealized appreciation (depreciation)	8,720,032
Undistributed ordinary income	2,324,498
Undistributed long-term capital gain	2,077,967

Cost for federal income tax purposes	$ 163,822,797

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 10,423,995	$ 10,257,470
Long-term Capital Gains	2,238,085	-
Total	$ 12,662,080	$ 10,257,470

Short-Term Trading (Redemption) Fees. Shares purchased on or after March 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $353,528,006 and $355,581,747, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 40,196	$ -
Class T	0%	.25%	207,966	7,624
Class B	.65%	.25%	252,723	182,730
Class C	.75%	.25%	136,664	48,588
			$ 637,549	$ 238,942

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,144
Class T	13,781
Class B *	55,649
Class C *	6,615
$ 102,189

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 80,519.30
Class T	248,962.30
Class B	95,824.34
Class C	41,318.30
Institutional Class	16,393.14
	$ 483,016

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $75,412 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $43 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,501.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2004	2003
From net investment income
Class A	$ 1,636,004	$ 1,488,347
Class T	5,018,131	5,459,502
Class B	1,468,758	1,799,755
Class C	713,748	704,702
Institutional Class	748,073	805,164
Total	$ 9,584,714	$ 10,257,470
From net realized gain
Class A	$ 515,470	$ -
Class T	1,592,837	-
Class B	480,548	-
Class C	258,210	-
Institutional Class	230,301	-
Total	$ 3,077,366	$ -

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2004	2003	2004	2003
Class A
Shares sold	1,510,764	1,379,713	$ 17,725,953	$ 15,462,841
Reinvestment of distributions	154,955	112,074	1,830,565	1,253,221
Shares redeemed	(1,582,478)	(641,390)	(18,254,610)	(7,024,445)
Net increase (decrease)	83,241	850,397	$ 1,301,908	$ 9,691,617
Class T
Shares sold	2,875,509	4,616,553	$ 33,458,189	$ 50,392,450
Reinvestment of distributions	514,849	418,008	6,065,232	4,641,133
Shares redeemed	(3,081,142)	(3,862,676)	(35,341,114)	(42,509,446)
Net increase (decrease)	309,216	1,171,885	$ 4,182,307	$ 12,524,137
Class B
Shares sold	502,500	1,167,865	$ 5,929,589	$ 12,828,423
Reinvestment of distributions	130,399	124,436	1,548,779	1,391,107
Shares redeemed	(962,985)	(885,265)	(11,071,134)	(9,864,283)
Net increase (decrease)	(330,086)	407,036	$ (3,592,766)	$ 4,355,247
Class C
Shares sold	546,717	1,090,965	$ 6,424,102	$ 12,027,056
Reinvestment of distributions	61,717	46,863	732,776	525,240
Shares redeemed	(477,712)	(756,214)	(5,473,363)	(8,323,557)
Net increase (decrease)	130,722	381,614	$ 1,683,515	$ 4,228,739
Institutional Class
Shares sold	244,377	402,448	$ 2,843,978	$ 4,329,829
Reinvestment of distributions	62,861	59,506	734,483	652,028
Shares redeemed	(181,844)	(388,058)	(2,085,766)	(4,252,549)
Net increase (decrease)	125,394	73,896	$ 1,492,695	$ 729,308

10. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Emerging Markets Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VIII. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of Advisor Emerging Markets Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

John H. Carlson (54)

Year of Election or Appointment: 1996

Vice President of Advisor Emerging Markets Income. Mr. Carlson serves as Vice President of another fund advised by FMR. Mr. Carlson also serves as Senior Vice President of FMR (2003) and FMR Co., Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Advisor Emerging Markets Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Emerging Markets Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Emerging Markets Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Emerging Markets Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Emerging Markets Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Emerging Markets Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Emerging Markets Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Man-ager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Advisor Emerging Markets Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/04/05	02/07/05	$0.29
Class T	02/04/05	02/07/05	$0.29
Class B	02/04/05	02/07/05	$0.29
Class C	02/04/05	02/07/05	$0.29

The percentage of dividends distributed during the fiscal year representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Income	Taxes
Class A	100%	0%
Class T	100%	0%
Class B	100%	0%
Class C	100%	0%

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	2,282,268,233.14	67.246
Against	730,467,707.56	21.523
Abstain	103,809,011.40	3.059
Broker Non-Votes	277,361,260.42	8.172
TOTAL	3,393,906,212.52	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	3,282,000,206.53	96.703
Withheld	111,906,005.99	3.297
TOTAL	3,393,906,212.52	100.000
Ralph F. Cox
Affirmative	3,279,075,431.51	96.617
Withheld	114,830,781.01	3.383
TOTAL	3,393,906,212.52	100.000
Laura B. Cronin
Affirmative	3,279,237,761.11	96.621
Withheld	114,668,451.41	3.379
TOTAL	3,393,906,212.52	100.000
Dennis J. Dirks B
Affirmative	3,282,930,309.01	96.730
Withheld	110,975,903.51	3.270
TOTAL	3,393,906,212.52	100.000
Robert M. Gates
Affirmative	3,281,322,433.94	96.683
Withheld	112,583,778.58	3.317
TOTAL	3,393,906,212.52	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	3,280,995,543.67	96.673
Withheld	112,910,668.85	3.327
TOTAL	3,393,906,212.52	100.000
Abigail P. Johnson
Affirmative	3,279,608,961.18	96.632
Withheld	114,297,251.34	3.368
TOTAL	3,393,906,212.52	100.000
Edward C. Johnson 3d
Affirmative	3,278,921,089.36	96.612
Withheld	114,985,123.16	3.388
TOTAL	3,393,906,212.52	100.000
Donald J. Kirk
Affirmative	3,280,141,703.88	96.648
Withheld	113,764,508.64	3.352
TOTAL	3,393,906,212.52	100.000
Marie L. Knowles
Affirmative	3,282,829,639.58	96.727
Withheld	111,076,572.94	3.273
TOTAL	3,393,906,212.52	100.000
Ned C. Lautenbach
Affirmative	3,282,578,080.40	96.720
Withheld	111,328,132.12	3.280
TOTAL	3,393,906,212.52	100.000
Marvin L. Mann
Affirmative	3,279,829,525.55	96.639
Withheld	114,076,686.97	3.361
TOTAL	3,393,906,212.52	100.000
William O. McCoy
Affirmative	3,280,457,721.33	96.657
Withheld	113,448,491.19	3.343
TOTAL	3,393,906,212.52	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	3,281,840,632.38	96.698
Withheld	112,065,580.14	3.302
TOTAL	3,393,906,212.52	100.000
Cornelia M. Small B
Affirmative	3,282,144,066.64	96.707
Withheld	111,762,145.88	3.293
TOTAL	3,393,906,212.52	100.000
William S. Stavropoulos
Affirmative	3,280,980,279.64	96.673
Withheld	112,925,932.88	3.327
TOTAL	3,393,906,212.52	100.000
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	61,809,699.01	68.411
Against	10,374,484.93	11.482
Abstain	5,339,501.98	5.910
Broker Non-Votes	12,827,194.39	14.197
TOTAL	90,350,880.31	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EMI-UANN-0205
1.787725.101

Fidelity ® Advisor

Emerging Markets Income
Fund - Institutional Class

Annual Report

December 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2004	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	12.72%	14.98%	14.19%

A Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on July 3, 1995. Returns prior to July 3, 1995 are those of Class T and reflect a 0.25% 12b-1 fee.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Emerging Markets Income Fund - Institutional Class on December 31, 1994. The chart shows how the value of your investment would have changed, and also shows how the J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from John Carlson, Portfolio Manager of Fidelity® Advisor Emerging Markets Income Fund

Emerging-markets debt - as measured by the J.P. Morgan Emerging Markets Bond Index (EMBI) Global - posted its third consecutive year of double-digit advances for the 12-month period ending December 31, 2004, gaining 11.73%. On a longer-term basis, the benchmark has landed in positive territory in nine of the past 10 years, with an average annual return of 14.49%. In 2004, emerging debt markets were paced by strong local economies, low interest rates and a weak U.S. dollar. They also benefited from heavy demand for oil and other commodities from China. Many emerging markets are rich in natural resources, including oil, and the record-high prices for the commodity were a significant contributor to their solid overall performance. On an individual country level, a number of the smallest positions in the index, including Uruguay, the Dominican Republic, Ecuador and Indonesia, had returns in excess of 20%. Venezuela also did well, gaining roughly 23%. Some of the largest country weightings lagged the benchmark's overall return, including Russia, Mexico and Turkey.

For the year that ended December 31, 2004, Fidelity Advisor Emerging Markets Income Fund's Institutional Class shares returned 12.72%, outperforming the J.P. Morgan EMBI Global and the LipperSM Emerging Markets Debt Funds Average which returned 12.33%. Ample access to capital and low global interest rates, combined with continued investor comfort with risk, created a supportive environment for emerging-markets debt securities in 2004. Positive sentiment was further reinforced by the strongest growth in years by the emerging-markets economies. Relative to the index, the fund's overweighted position and security selection in Argentina helped performance, as did being underweighted in Mexico. Elsewhere, security selection in Turkey made a sizable contribution to performance. Conversely, the fund's overweighting in the Dominican Republic in the first half of 2004 hurt performance. While the fund averaged a neutral market weighting in Colombia and the Philippines relative to the index, unfavorable security selection in each country detracted from performance.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Class A
Actual	$ 1,000.00	$ 1,158.90	$ 7.27 **
HypotheticalA	$ 1,000.00	$ 1,018.40	$ 6.80 **
Class T
Actual	$ 1,000.00	$ 1,159.80	$ 7.76 **
HypotheticalA	$ 1,000.00	$ 1,017.95	$ 7.25 **
Class B
Actual	$ 1,000.00	$ 1,155.30	$ 11.49 **
HypotheticalA	$ 1,000.00	$ 1,014.48	$ 10.74 **
Class C
Actual	$ 1,000.00	$ 1,154.40	$ 11.81 **
HypotheticalA	$ 1,000.00	$ 1,014.18	$ 11.04 **
Institutional Class
Actual	$ 1,000.00	$ 1,161.40	$ 5.60 **
HypotheticalA	$ 1,000.00	$ 1,019.96	$ 5.23 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.34% **
Class T	1.43% **
Class B	2.12% **
Class C	2.18% **
Institutional Class	1.03% **

** If changes to voluntary expense limitations effective February 1, 2005 had been in effect during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Annual Report

	Annualized Expense Ratio	Expenses Paid
Class A	1.10%
Actual		$ 5.97
HypotheticalA		$ 5.58
Class T	1.20%
Actual		$ 6.52
HypotheticalA		$ 6.09
Class B	1.85%
Actual		$ 10.03
HypotheticalA		$ 9.37
Class C	1.95%
Actual		$ 10.57
HypotheticalA		$ 9.88
Institutional Class	0.95%
Actual		$ 5.16
HypotheticalA		$ 4.82

A 5% return per year before expenses

Annual Report

Investment Changes

Top Five Countries as of December 31, 2004
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Russia	15.0	14.7
Brazil	14.7	19.8
Venezuela	12.2	7.9
Mexico	10.3	12.0
Argentina	5.3	5.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of December 31, 2004
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazilian Federative Republic	14.5	19.1
Venezuelan Republic	12.2	7.9
Russian Federation	11.3	11.1
United Mexican States	10.3	10.7
Argentine Republic	4.8	4.1
	53.1
Asset Allocation (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
Corporate Bonds 9.4%	Corporate Bonds 15.2%
Government Obligations 74.4%	Government Obligations 80.8%
Stocks 0.3%	Stocks 0.0%
Other Investments 0.0%	Other Investments 0.5%
Short-Term Investments and Net Other Assets 15.9%	Short-Term Investments and Net Other Assets 3.5%

Annual Report

Investments December 31, 2004

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.4%
		Principal Amount (d)	Value (Note 1)
Argentina - 0.5%
Pecom Energia SA 8.125% 7/15/10 (Reg. S)		$ 420,000	$ 432,600
Telefonica de Argentina SA 9.125% 11/7/10		420,000	442,050
TOTAL ARGENTINA			874,650
Bahamas (Nassau) - 0.2%
Odebrecht Overseas Ltd. 11.5% 2/25/09 (f)		365,000	406,063
Brazil - 0.2%
Braskem SA 11.75% 1/22/14 (f)		360,000	423,000
Cayman Islands - 0.3%
CSN Islands VIII Corp. 9.75% 12/16/13 (f)		400,000	428,000
Germany - 0.6%
Aries Vermogensverwaltngs GmbH 9.6% 10/25/14 (f)		250,000	306,250
Citigroup Global Markets Deutschland AG 9.25% 4/19/14 (f)		800,000	798,000
TOTAL GERMANY			1,104,250
Indonesia - 0.1%
APP International Finance (Mauritius) Ltd.:
0% 7/5/01 (c)(f)		1,235,000	74,100
0% 7/5/01 (Reg. S) (c)		445,000	26,700
TOTAL INDONESIA			100,800
Luxembourg - 0.7%
Millicom International Cellular SA 10% 12/1/13 (f)		1,140,000	1,191,300
Malaysia - 3.1%
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		1,610,000	1,961,181
Petronas Capital Ltd.:
7% 5/22/12		2,210,000	2,534,594
7.875% 5/22/22 (Reg. S)		710,000	881,731
TOTAL MALAYSIA			5,377,506
Russia - 3.7%
OAO Gazprom:
9.625% 3/1/13		4,320,000	5,119,200
10.5% 10/21/09		1,060,000	1,261,400
TOTAL RUSSIA			6,380,600
TOTAL NONCONVERTIBLE BONDS (Cost $17,088,651)			16,286,169
Government Obligations - 76.5%
		Principal Amount (d)	Value (Note 1)
Argentina - 4.8%
Argentine Republic:
BOCON:
4/1/07 February 2002 coupon (c)(i)		$ 620,000	$ 209
4/1/07 January 2002 coupon (c)(i)		620,000	209
4/1/07 March 2002 coupon (c)(i)		620,000	209
2% 4/1/07 (c)(g)		436,116	93,000
Brady:
discount 3.4425% 3/31/23 (c)(g)		1,395,000	784,688
par L-GP 6% 3/31/23 (c)		2,525,000	1,414,000
3% 3/29/05 (c)(g)		1,528,800	485,394
1.98% 8/3/12 (g)		780,000	658,980
9.75% 9/19/27 (c)		2,450,000	808,500
11.375% 3/15/10 (c)		1,400,000	476,000
11.375% 1/30/17 (c)		1,440,000	489,600
11.75% 4/7/09 (c)		1,396,000	474,640
11.75% 6/15/15 (c)		1,689,000	574,260
12% 6/19/31 (c)		1,499,900	494,967
12.25% 6/19/18 (c)		1,623,713	535,825
12.375% 2/21/12 (c)		880,000	299,200
15.5% 12/19/08 (c)		1,970,000	645,175
100.744% 4/10/05 (c)(g)		245,000	95,550
TOTAL ARGENTINA			8,330,406
Brazil - 14.5%
Brazilian Federative Republic:
Brady debt conversion bond 3.125% 4/15/12 (g)		1,530,887	1,461,997
8.25% 1/20/34		2,630,000	2,558,990
8.2988% 6/29/09 (g)		735,000	869,138
8.875% 4/15/24		2,175,000	2,253,300
10.25% 6/17/13		2,815,000	3,332,960
10.5% 7/14/14		2,830,000	3,359,210
11% 1/11/12		2,690,000	3,268,350
11% 8/17/40		2,785,000	3,305,795
12% 4/15/10		1,390,000	1,720,125
12.75% 1/15/20		935,000	1,265,990
14.5% 10/15/09		1,290,000	1,720,860
TOTAL BRAZIL			25,116,715
Colombia - 3.0%
Colombian Republic:
8.125% 5/21/24		360,000	351,000
9.75% 4/9/11		518,494	594,453
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Colombia - continued
Colombian Republic: - continued
10% 1/23/12		$ 580,000	$ 668,160
10.375% 1/28/33		445,000	516,200
10.75% 1/15/13		745,000	892,138
11.75% 2/25/20		1,679,000	2,157,515
TOTAL COLOMBIA			5,179,466
Dominican Republic - 0.5%
Dominican Republic:
9.04% 1/23/13 (f)		495,000	414,563
9.5% 9/27/06 (Reg. S)		430,000	404,200
TOTAL DOMINICAN REPUBLIC			818,763
Ecuador - 1.4%
Ecuador Republic:
8% 8/15/30 (Reg. S) (e)		1,521,000	1,314,144
12% 11/15/12 (f)		239,000	244,975
12% 11/15/12 (Reg. S)		920,000	943,000
TOTAL ECUADOR			2,502,119
Egypt - 0.1%
Arab Republic 10.9485% 2/15/05	EGP	1,475,000	239,382
Ivory Coast - 0.2%
Ivory Coast:
Brady past due interest 2% 3/29/18 (Reg. S) (c)(g)		1,097,250	194,762
FLIRB 2% 3/29/18 (Reg. S) (c)(g)		1,100,000	189,750
TOTAL IVORY COAST			384,512
Lebanon - 1.3%
Lebanese Republic:
5.88% 11/30/09 (f)(g)		900,000	895,500
11.625% 5/11/16 (Reg. S)		1,215,000	1,403,325
TOTAL LEBANON			2,298,825
Mexico - 10.3%
United Mexican States:
5.875% 1/15/14		1,680,000	1,721,160
6.375% 1/16/13		3,145,000	3,349,425
6.625% 3/3/15		785,000	843,090
6.75% 9/27/34		5,475,000	5,406,563
7.5% 4/8/33		2,055,000	2,219,400
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Mexico - continued
United Mexican States: - continued
8.125% 12/30/19		$ 1,495,000	$ 1,760,363
11.375% 9/15/16		829,000	1,220,703
11.5% 5/15/26		845,000	1,292,850
TOTAL MEXICO			17,813,554
Nigeria - 0.0%
Central Bank of Nigeria warrants 11/15/20 (a)(h)		750	750
Panama - 1.7%
Panamanian Republic:
7.25% 3/15/15		690,000	717,600
8.875% 9/30/27		845,000	937,950
9.375% 7/23/12		350,000	413,875
9.625% 2/8/11		685,000	811,725
TOTAL PANAMA			2,881,150
Peru - 4.5%
Peruvian Republic:
8.375% 5/3/16		790,000	884,800
8.75% 11/21/33		400,000	437,000
9.125% 2/21/12		1,810,000	2,113,175
9.875% 2/6/15		1,740,000	2,148,900
euro Brady past due interest 5% 3/7/17 (g)		2,301,200	2,209,152
TOTAL PERU			7,793,027
Philippines - 4.8%
Philippine Republic:
8.25% 1/15/14		455,000	444,763
8.375% 2/15/11		3,630,000	3,648,150
8.875% 3/17/15		2,135,000	2,135,000
9% 2/15/13		485,000	494,700
10.625% 3/16/25		1,430,000	1,531,888
TOTAL PHILIPPINES			8,254,501
Poland - 0.2%
Polish Government 0% 8/12/06	PLN	1,420,000	426,212
Russia - 11.3%
Russian Federation:
5% 3/31/30 (e)(f)		2,695,000	2,779,219
5% 3/31/30 (Reg. S) (e)		10,030,000	10,343,429
Government Obligations - continued
		Principal Amount (d)	Value (Note 1)
Russia - continued
Russian Federation: - continued
11% 7/24/18 (Reg. S)		$ 2,232,000	$ 3,102,480
12.75% 6/24/28 (Reg. S)		2,024,000	3,309,240
TOTAL RUSSIA			19,534,368
Turkey - 4.5%
Turkish Republic:
11% 1/14/13		1,345,000	1,711,513
11.5% 1/23/12		1,300,000	1,673,750
11.875% 1/15/30		625,000	902,344
19.9997% 8/10/05	TRL	5,400,000,000,000	3,577,994
TOTAL TURKEY			7,865,601
Uruguay - 1.2%
Uruguay Republic:
7.25% 2/15/11		690,000	683,100
7.5% 3/15/15		740,000	721,500
7.875% 1/15/33 pay-in-kind		665,884	589,307
TOTAL URUGUAY			1,993,907
Venezuela - 12.2%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		4,005	40,050
3.09% 4/20/11 (g)		4,750,000	4,322,500
5.375% 8/7/10		890,000	835,710
7% 12/1/18 (Reg. S)		1,340,000	1,223,420
8.5% 10/8/14		3,065,000	3,245,835
9.25% 9/15/27		3,205,000	3,381,275
9.375% 1/13/34		805,000	851,690
10.75% 9/19/13		4,090,000	4,892,663
13.625% 8/15/18		1,550,000	2,096,376
euro Brady debt conversion bond 3.625% 12/18/07 (g)		285,700	284,272
TOTAL VENEZUELA			21,173,791
TOTAL GOVERNMENT OBLIGATIONS (Cost $123,852,267)			132,607,049
Common Stocks - 0.3%
		Shares	Value (Note 1)
Bermuda - 0.3%
APP China Group Ltd. (Cost $519,724)		11,376	$ 557,424
Money Market Funds - 13.3%

Fidelity Cash Central Fund, 2.24% (b) (Cost $23,032,946)		23,032,946	23,032,946
Purchased Options - 0.0%
	Expiration Date/Strike Price	Underlying Face Amount
United States of America - 0.0%
JPMorgan Call Option on $9,403,257 notional amount of Brazilian Federative Republic Brady capitalization bond 8% 4/15/14 (Cost $33,852)	January 2005/ $101.75	$ 9,627,055	59,241
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $164,527,440)	172,542,829
NET OTHER ASSETS - 0.5%	862,221
NET ASSETS - 100%	$ 173,405,050
Security Type Abbreviations
FLIRB	-	Front Loaded Interest Reduction Bonds
Currency Abbreviations
EGP	-	Egyptian pound
PLN	-	Polish zloty (new)
TRL	-	Turkish lira
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,960,970 or 4.6% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Quantity represents share amount.
(i) Represents right to receive interest payment on underlying security. Principal shown is original face of underlying security.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA, AA, A	3.3%
BBB	21.6%
BB	18.1%
B	33.1%
CCC, CC, C	6.7%
Not Rated	1.0%
Equities	0.3%
Other Investments	0.0%
Short-Term Investments and Net Other Assets	15.9%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information
The Fund hereby designates as capital gain dividends: For dividends with respect to the taxable year ended December 31, 2004, $4,316,000, or, if different, the net capital gain of such year.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

December 31, 2004

Assets
Investment in securities, at value (cost $164,527,440) - See accompanying schedule		$ 172,542,829
Cash		216,361
Receivable for investments sold		11,907
Receivable for fund shares sold		271,009
Interest receivable		3,046,002
Prepaid expenses		602
Other affiliated receivables		176
Total assets		176,088,886

Liabilities
Payable for investments purchased	$ 1,543,283
Payable for fund shares redeemed	625,287
Distributions payable	217,123
Accrued management fee	96,819
Distribution fees payable	54,548
Other affiliated payables	47,254
Other payables and accrued expenses	99,522
Total liabilities		2,683,836

Net Assets		$ 173,405,050
Net Assets consist of:
Paid in capital		$ 158,991,067
Undistributed net investment income		1,636,710
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		4,758,508
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		8,018,765
Net Assets		$ 173,405,050

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,853,523 ÷ 2,372,455 shares)	$ 12.16

Maximum offering price per share (100/95.25 of $12.16)	$ 12.77
Class T: Net Asset Value and redemption price per share ($89,784,288 ÷ 7,398,236 shares)	$ 12.14

Maximum offering price per share (100/96.50 of $12.14)	$ 12.58
Class B: Net Asset Value and offering price per share ($27,237,733 ÷ 2,225,387 shares) A	$ 12.24

Class C: Net Asset Value and offering price per share ($14,605,825 ÷ 1,196,385 shares) A	$ 12.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($12,923,681 ÷ 1,073,151 shares)	$ 12.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Year ended December 31, 2004

Investment Income
Dividends		$ 939
Interest		11,749,154
Total income		11,750,093

Expenses
Management fee	$ 1,102,769
Transfer agent fees	483,016
Distribution fees	637,549
Accounting fees and expenses	89,793
Non-interested trustees' compensation	891
Custodian fees and expenses	61,873
Registration fees	79,493
Audit	63,042
Legal	16,491
Miscellaneous	39,112
Total expenses before reductions	2,574,029
Expense reductions	(2,544)	2,571,485
Net investment income		9,178,608
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	9,181,107
Foreign currency transactions	(9,709)
Total net realized gain (loss)		9,171,398
Change in net unrealized appreciation (depreciation) on: Investment securities	(571,982)
Assets and liabilities in foreign currencies	3,370
Total change in net unrealized appreciation (depreciation)		(568,612)
Net gain (loss)		8,602,786
Net increase (decrease) in net assets resulting from operations		$ 17,781,394

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2004	Year ended December 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 9,178,608	$ 9,626,923
Net realized gain (loss)	9,171,398	24,059,578
Change in net unrealized appreciation (depreciation)	(568,612)	1,234,998
Net increase (decrease) in net assets resulting from operations	17,781,394	34,921,499
Distributions to shareholders from net investment income	(9,584,714)	(10,257,470)
Distributions to shareholders from net realized gain	(3,077,366)	-
Total distributions	(12,662,080)	(10,257,470)
Share transactions - net increase (decrease)	5,067,659	31,529,048
Redemption fees	22,324	-
Total increase (decrease) in net assets	10,209,297	56,193,077

Net Assets
Beginning of period	163,195,753	107,002,676
End of period (including undistributed net investment income of $1,636,710 and undistributed net investment income of $1,663,542, respectively)	$ 173,405,050	$ 163,195,753

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.70	$ 9.67	$ 9.37	$ 9.81	$ 9.68
Income from Investment Operations
Net investment income C	.683	.802	.714 F	1.030 E, F	.899
Net realized and unrealized gain (loss)	.707	2.064	.348 F	(.431) E, F	.391
Total from investment operations	1.390	2.866	1.062	.599	1.290
Distributions from net investment income	(.712)	(.836)	(.762)	(1.039)	(.947)
Distributions in excess of net investment income	-	-	-	-	(.213)
Distributions from net realized gain	(.220)	-	-	-	-
Total distributions	(.932)	(.836)	(.762)	(1.039)	(1.160)
Redemption fees added to paid in capital C	.002	-	-	-	-
Net asset value, end of period	$ 12.16	$ 11.70	$ 9.67	$ 9.37	$ 9.81
Total Return A, B	12.44%	30.43%	11.80%	6.35%	13.69%
Ratios to Average Net Assets D
Expenses before expense reductions	1.34%	1.32%	1.36%	1.45%	1.41%
Expenses net of voluntary waivers, if any	1.34%	1.32%	1.36%	1.40%	1.40%
Expenses net of all reductions	1.34%	1.32%	1.35%	1.40%	1.39%
Net investment income	5.86%	7.31%	7.56% F	10.66% E,F	8.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 28,854	$ 26,787	$ 13,920	$ 7,601	$ 6,010
Portfolio turnover rate	238%	260%	222%	271%	293%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.17% and 11.39% to 7.56% and 10.66%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.68	$ 9.66	$ 9.36	$ 9.80	$ 9.67
Income from Investment Operations
Net investment income C	.670	.787	.706 F	1.024 E, F	.899
Net realized and unrealized gain (loss)	.708	2.057	.346 F	(.435) E, F	.385
Total from investment operations	1.378	2.844	1.052	.589	1.284
Distributions from net investment income	(.700)	(.824)	(.752)	(1.029)	(.942)
Distributions in excess of net investment income	-	-	-	-	(.212)
Distributions from net realized gain	(.220)	-	-	-	-
Total distributions	(.920)	(.824)	(.752)	(1.029)	(1.154)
Redemption fees added to paid in capital C	.002	-	-	-	-
Net asset value, end of period	$ 12.14	$ 11.68	$ 9.66	$ 9.36	$ 9.80
Total Return A, B	12.35%	30.22%	11.70%	6.25%	13.64%
Ratios to Average Net Assets D
Expenses before expense reductions	1.44%	1.43%	1.47%	1.53%	1.46%
Expenses net of voluntary waivers, if any	1.44%	1.43%	1.47%	1.50%	1.46%
Expenses net of all reductions	1.44%	1.43%	1.46%	1.50%	1.45%
Net investment income	5.76%	7.20%	7.46% F	10.56% E, F	8.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 89,784	$ 82,811	$ 57,154	$ 46,740	$ 49,125
Portfolio turnover rate	238%	260%	222%	271%	293%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.06% and 11.29% to 7.46% and 10.56%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 9.73	$ 9.42	$ 9.85	$ 9.72
Income from Investment Operations
Net investment income C	.595	.719	.646 F	.968 E, F	.835
Net realized and unrealized gain (loss)	.712	2.071	.352 F	(.433) E, F	.383
Total from investment operations	1.307	2.790	.998	.535	1.218
Distributions from net investment income	(.619)	(.750)	(.688)	(.965)	(.888)
Distributions in excess of net investment income	-	-	-	-	(.200)
Distributions from net realized gain	(.220)	-	-	-	-
Total distributions	(.839)	(.750)	(.688)	(.965)	(1.088)
Redemption fees added to paid in capital C	.002	-	-	-	-
Net asset value, end of period	$ 12.24	$ 11.77	$ 9.73	$ 9.42	$ 9.85
Total Return A, B	11.56%	29.34%	10.99%	5.62%	12.83%
Ratios to Average Net Assets D
Expenses before expense reductions	2.13%	2.09%	2.13%	2.22%	2.14%
Expenses net of voluntary waivers, if any	2.13%	2.09%	2.13%	2.15%	2.14%
Expenses net of all reductions	2.13%	2.09%	2.12%	2.15%	2.12%
Net investment income	5.07%	6.53%	6.79% F	9.91% E, F	8.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,238	$ 30,088	$ 20,903	$ 15,736	$ 18,637
Portfolio turnover rate	238%	260%	222%	271%	293%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.39% and 10.64% to 6.79% and 9.91%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.74	$ 9.71	$ 9.40	$ 9.84	$ 9.70
Income from Investment Operations
Net investment income C	.585	.709	.633 F	.954 E, F	.821
Net realized and unrealized gain (loss)	.715	2.060	.355 F	(.438) E, F	.395
Total from investment operations	1.300	2.769	.988	.516	1.216
Distributions from net investment income	(.612)	(.739)	(.678)	(.956)	(.878)
Distributions in excess of net investment income	-	-	-	-	(.198)
Distributions from net realized gain	(.220)	-	-	-	-
Total distributions	(.832)	(.739)	(.678)	(.956)	(1.076)
Redemption fees added to paid in capital C	.002	-	-	-	-
Net asset value, end of period	$ 12.21	$ 11.74	$ 9.71	$ 9.40	$ 9.84
Total Return A, B	11.53%	29.18%	10.90%	5.43%	12.84%
Ratios to Average Net Assets D
Expenses before expense reductions	2.19%	2.19%	2.24%	2.32%	2.25%
Expenses net of voluntary waivers, if any	2.19%	2.19%	2.24%	2.25%	2.25%
Expenses net of all reductions	2.19%	2.19%	2.23%	2.25%	2.24%
Net investment income	5.01%	6.43%	6.69% F	9.81% E, F	8.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,606	$ 12,516	$ 6,641	$ 3,411	$ 3,157
Portfolio turnover rate	238%	260%	222%	271%	293%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

F As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.071 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 7.29% and 10.54% to 6.69% and 9.81%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 9.60	$ 9.30	$ 9.75	$ 9.62
Income from Investment Operations
Net investment income B	.712	.820	.736 E	1.048 D, E	.928
Net realized and unrealized gain (loss)	.694	2.045	.352 E	(.437) D, E	.392
Total from investment operations	1.406	2.865	1.088	.611	1.320
Distributions from net investment income	(.748)	(.865)	(.788)	(1.061)	(.972)
Distributions in excess of net investment income	-	-	-	-	(.218)
Distributions from net realized gain	(.220)	-	-	-	-
Total distributions	(.968)	(.865)	(.788)	(1.061)	(1.190)
Redemption fees added to paid in capital B	.002	-	-	-	-
Net asset value, end of period	$ 12.04	$ 11.60	$ 9.60	$ 9.30	$ 9.75
Total Return A	12.72%	30.69%	12.21%	6.53%	14.11%
Ratios to Average Net Assets C
Expenses before expense reductions	1.03%	1.06%	1.09%	1.17%	1.12%
Expenses net of voluntary waivers, if any	1.03%	1.06%	1.09%	1.17%	1.12%
Expenses net of all reductions	1.03%	1.06%	1.08%	1.17%	1.11%
Net investment income	6.17%	7.56%	7.83% E	10.89% D, E	9.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,924	$ 10,993	$ 8,386	$ 7,028	$ 6,754
Portfolio turnover rate	238%	260%	222%	271%	293%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Effective January 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

E As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the years ended December 31, 2002 and December 31, 2001 have been reclassified from what was previously reported. The impact of this change for the years ended December 31, 2002 and December 31, 2001 was a decrease to net investment income of $.057 and $.070 per share with a corresponding increase to net realized and unrealized gain (loss) per share, respectively. The ratio of net investment income to average net assets decreased from 8.44% and 11.62% to 7.83% and 10.89%, respectively. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2004

1. Significant Accounting Policies.

Fidelity Advisor Emerging Markets Income Fund (the fund) is a fund of Fidelity Advisor Series VIII (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Annual Report

1. Significant Accounting Policies - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 10,933,387
Unrealized depreciation	(2,213,355)
Net unrealized appreciation (depreciation)	8,720,032
Undistributed ordinary income	2,324,498
Undistributed long-term capital gain	2,077,967

Cost for federal income tax purposes	$ 163,822,797

The tax character of distributions paid was as follows:

	December 31, 2004	December 31, 2003
Ordinary Income	$ 10,423,995	$ 10,257,470
Long-term Capital Gains	2,238,085	-
Total	$ 12,662,080	$ 10,257,470

Short-Term Trading (Redemption) Fees. Shares purchased on or after March 31, 2004 and held in the fund less than 90 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Options. The fund may use options to manage its exposure to the bond market and to fluctuations in interest rates. Writing puts and buying calls tend to increase the fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. The underlying face amount at value of any open options at period end is shown in the Schedule of Investments under the caption "Purchased Options." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the options. Realized gains (losses) on purchased options are included in realized gains (losses) on investment securities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $353,528,006 and $355,581,747, respectively.

Annual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .68% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 40,196	$ -
Class T	0%	.25%	207,966	7,624
Class B	.65%	.25%	252,723	182,730
Class C	.75%	.25%	136,664	48,588
			$ 637,549	$ 238,942

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 26,144
Class T	13,781
Class B *	55,649
Class C *	6,615
$ 102,189

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets
Class A	$ 80,519.30
Class T	248,962.30
Class B	95,824.34
Class C	41,318.30
Institutional Class	16,393.14
	$ 483,016

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $75,412 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Annual Report

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $43 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,501.

7. Credit Risk.

The fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the fund's investments and the income they generate, as well as the fund's ability to repatriate such amounts.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2004	2003
From net investment income
Class A	$ 1,636,004	$ 1,488,347
Class T	5,018,131	5,459,502
Class B	1,468,758	1,799,755
Class C	713,748	704,702
Institutional Class	748,073	805,164
Total	$ 9,584,714	$ 10,257,470
From net realized gain
Class A	$ 515,470	$ -
Class T	1,592,837	-
Class B	480,548	-
Class C	258,210	-
Institutional Class	230,301	-
Total	$ 3,077,366	$ -

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2004	2003	2004	2003
Class A
Shares sold	1,510,764	1,379,713	$ 17,725,953	$ 15,462,841
Reinvestment of distributions	154,955	112,074	1,830,565	1,253,221
Shares redeemed	(1,582,478)	(641,390)	(18,254,610)	(7,024,445)
Net increase (decrease)	83,241	850,397	$ 1,301,908	$ 9,691,617
Class T
Shares sold	2,875,509	4,616,553	$ 33,458,189	$ 50,392,450
Reinvestment of distributions	514,849	418,008	6,065,232	4,641,133
Shares redeemed	(3,081,142)	(3,862,676)	(35,341,114)	(42,509,446)
Net increase (decrease)	309,216	1,171,885	$ 4,182,307	$ 12,524,137
Class B
Shares sold	502,500	1,167,865	$ 5,929,589	$ 12,828,423
Reinvestment of distributions	130,399	124,436	1,548,779	1,391,107
Shares redeemed	(962,985)	(885,265)	(11,071,134)	(9,864,283)
Net increase (decrease)	(330,086)	407,036	$ (3,592,766)	$ 4,355,247
Class C
Shares sold	546,717	1,090,965	$ 6,424,102	$ 12,027,056
Reinvestment of distributions	61,717	46,863	732,776	525,240
Shares redeemed	(477,712)	(756,214)	(5,473,363)	(8,323,557)
Net increase (decrease)	130,722	381,614	$ 1,683,515	$ 4,228,739
Institutional Class
Shares sold	244,377	402,448	$ 2,843,978	$ 4,329,829
Reinvestment of distributions	62,861	59,506	734,483	652,028
Shares redeemed	(181,844)	(388,058)	(2,085,766)	(4,252,549)
Net increase (decrease)	125,394	73,896	$ 1,492,695	$ 729,308

10. Other Information.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series VIII and the Shareholders of Fidelity Advisor Emerging Markets Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Emerging Markets Income Fund (a fund of Fidelity Advisor Series VIII) at December 31, 2004 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Emerging Markets Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 22, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trusts and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 233 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1983

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of Advisor Emerging Markets Income (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005). Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001), and Brinker International (restaurant management, 2003). He also serves as a member of the Advisory Board of VoteHere.net (secure Internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), and Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (60)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Co-Chairman and a Director of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000), CEO (2002), a position he previously held from 1995-2000, Chairman of the Executive Committee (2000), and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (65)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005) or Member of the Advisory Board (2004) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Bausch & Lomb, Inc., and Revlon Inc. (2004).

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (61)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Advisor Series VIII. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Philip L. Bullen (45)

Year of Election or Appointment: 2001

Vice President of Advisor Emerging Markets Income. Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001), President and a Director of Fidelity Management & Research (Far East) Inc. (2001), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002), and a Director of Strategic Advisers, Inc. (2002). Before joining Fidelity Investments, Mr. Bullen was President and Chief Investment Officer of Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1994-1997).

John H. Carlson (54)

Year of Election or Appointment: 1996

Vice President of Advisor Emerging Markets Income. Mr. Carlson serves as Vice President of another fund advised by FMR. Mr. Carlson also serves as Senior Vice President of FMR (2003) and FMR Co., Inc. (2003).

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of Advisor Emerging Markets Income. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)
Year of Election or Appointment: 2003 Assistant Secretary of Advisor Emerging Markets Income. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Emerging Markets Income. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of Advisor Emerging Markets Income. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Emerging Markets Income. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Advisor Emerging Markets Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Emerging Markets Income. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)
Year of Election or Appointment: 1994 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (49)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Emerging Markets Income. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Emerging Markets Income. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Man-ager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The Board of Trustees of Fidelity Advisor Emerging Markets Income voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/04/05	02/07/05	$0.29

The percentage of dividends distributed during the fiscal year representing income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Income	Taxes
Institutional Class	100%	0%

The fund will notify shareholders in January 2005 of amounts for use in preparing 2004 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on October 14, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	2,282,268,233.14	67.246
Against	730,467,707.56	21.523
Abstain	103,809,011.40	3.059
Broker Non-Votes	277,361,260.42	8.172
TOTAL	3,393,906,212.52	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
J. Michael Cook
Affirmative	3,282,000,206.53	96.703
Withheld	111,906,005.99	3.297
TOTAL	3,393,906,212.52	100.000
Ralph F. Cox
Affirmative	3,279,075,431.51	96.617
Withheld	114,830,781.01	3.383
TOTAL	3,393,906,212.52	100.000
Laura B. Cronin
Affirmative	3,279,237,761.11	96.621
Withheld	114,668,451.41	3.379
TOTAL	3,393,906,212.52	100.000
Dennis J. Dirks B
Affirmative	3,282,930,309.01	96.730
Withheld	110,975,903.51	3.270
TOTAL	3,393,906,212.52	100.000
Robert M. Gates
Affirmative	3,281,322,433.94	96.683
Withheld	112,583,778.58	3.317
TOTAL	3,393,906,212.52	100.000
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	3,280,995,543.67	96.673
Withheld	112,910,668.85	3.327
TOTAL	3,393,906,212.52	100.000
Abigail P. Johnson
Affirmative	3,279,608,961.18	96.632
Withheld	114,297,251.34	3.368
TOTAL	3,393,906,212.52	100.000
Edward C. Johnson 3d
Affirmative	3,278,921,089.36	96.612
Withheld	114,985,123.16	3.388
TOTAL	3,393,906,212.52	100.000
Donald J. Kirk
Affirmative	3,280,141,703.88	96.648
Withheld	113,764,508.64	3.352
TOTAL	3,393,906,212.52	100.000
Marie L. Knowles
Affirmative	3,282,829,639.58	96.727
Withheld	111,076,572.94	3.273
TOTAL	3,393,906,212.52	100.000
Ned C. Lautenbach
Affirmative	3,282,578,080.40	96.720
Withheld	111,328,132.12	3.280
TOTAL	3,393,906,212.52	100.000
Marvin L. Mann
Affirmative	3,279,829,525.55	96.639
Withheld	114,076,686.97	3.361
TOTAL	3,393,906,212.52	100.000
William O. McCoy
Affirmative	3,280,457,721.33	96.657
Withheld	113,448,491.19	3.343
TOTAL	3,393,906,212.52	100.000
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	3,281,840,632.38	96.698
Withheld	112,065,580.14	3.302
TOTAL	3,393,906,212.52	100.000
Cornelia M. Small B
Affirmative	3,282,144,066.64	96.707
Withheld	111,762,145.88	3.293
TOTAL	3,393,906,212.52	100.000
William S. Stavropoulos
Affirmative	3,280,980,279.64	96.673
Withheld	112,925,932.88	3.327
TOTAL	3,393,906,212.52	100.000
PROPOSAL 4
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes	% of Votes
Affirmative	61,809,699.01	68.411
Against	10,374,484.93	11.482
Abstain	5,339,501.98	5.910
Broker Non-Votes	12,827,194.39	14.197
TOTAL	90,350,880.31	100.000
A Denotes trust-wide proposals and voting results. B Effective January 1, 2005.

Annual Report

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Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EMII-UANN-0205
1.787726.101

Item 2. Code of Ethics

As of the end of the period, December 31, 2004, Fidelity Advisor Series VIII (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity Advisor Emerging Markets Income Fund (the fund) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2004A	2003A
Fidelity Advisor Emerging Markets Income Fund	$58,000	$77,000
All funds in the Fidelity Group of Funds audited by PwC	$10,800,000	$10,600,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2004A	2003A,B
Fidelity Advisor Emerging Markets Income Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the fund ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of the fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for the fund is shown in the table below.

Fund	2004A	2003A,B
Fidelity Advisor Emerging Markets Income Fund	$2,800	$2,500
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the fund is shown in the table below.

Fund	2004A	2003A,B
Fidelity Advisor Emerging Markets Income Fund	$1,400	$1,300
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund is shown in the table below.

Billed By	2004A	2003A,B
PwC	$490,000	$190,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the fund.

(f) According to PwC for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of the fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2004
Fidelity Advisor Emerging Markets Income Fund	0%

(g) For the fiscal years ended December 31, 2004 and December 31, 2003, the aggregate fees billed by PwC of $2,650,000A and $1,900,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2004A	2003A,B
Covered Services	$500,000	$250,000
Non-Covered Services	$2,150,000	$1,650,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the fund, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the fund and its related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 22, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 22, 2005